Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Transactions with Related Parties [Abstract]
Schedule of balances with related parties
	December 31,
	2017	2018
	NIS	NIS
Receivables - associates	8	7

Liabilities to related parties, net *	(23)	6

Advanced payment to Eurocom DBS (not including interest) for contingent consideration	99	99

Schedule of transactions with related parties
	Year ended December 31,
	2016	2017	2018
	NIS	NIS	NIS

Revenues
From associates	7	8	6
From related parties	13	23	31
Expenses
To related parties	111	122	*54
To associates	2	5	5
Investments
Related parties	59	28	1
Acquisition of DBS	55	**(70)	-
Revised fair value of the excess advance payments for acquisition of DBS	-	**56	**43

*	Related-party expenses include amounts paid by DBS to Space Communications Ltd. (“Spacecom”) up to May 3, 2018. It should be noted subsequent to this date, the Company believes, based on information it received, that Spacecom ceased to be a related party. For further information, see section 30.3.2 below. In 2018, DBS paid a total of NIS 74 to Spacecom.

** Adjustment of the liability for contingent consideration for a business combination with DBS and adjustment of the fair value estimate of the amount expected to be returned to the Company from the excess of the advance payments that it paid, recognized as financing income, net.

Schedule of transactions listed in section 270(4) of the companies law
Approval date of the general meeting (after approval of Bezeq’s audit committee and Board of Directors)	Nature of the transaction	Amount of the transaction
December 8, 2015 – see (1) below	Amendment to the framework agreement between Pelephone and Eurocom Cellular Communications Ltd., so that it will be extended to other products and brands, including related services for all products and its extension until December 31, 2018 (or three years after the acquisition date of any additional products or brands, whichever is earlier).	Annual scope of up to NIS 50 (for all the products)
June 30, 2016 – see (2) below	Extension of the amended agreement with Eurocom Communications Ltd. (“Eurocom Communications”) for ongoing management and consultation services for the Company for a period of three years. The management agreement was terminated in practice on April 25, 2018.	For the period between January 1, 2018 and April 25, 2018, an amount of NIS 800 thousand was not paid and was offset against a debt.
April 3, 2017 – see (3) below	Approval of Bezeq’s vote at the general meeting of DBS in favor of the agreement between DBS and Space Communications Ltd. (“Spacecom” and “the Parties” respectively) with an amendment/addendum to the existing agreement between the parties dated November 4, 2013, for the lease of satellite segments in Spacecom’s satellites (“the Agreement”), including in favor of implementation of the Agreement. The validity of the Agreement remains the same as the original agreement, namely, until the end of 2028.	A total nominal cost of up to US$ 263 for the entire term of the Agreement (until December 31, 2028), reflecting an average annual cost of US$ 21.9. It should be noted that the overall cost of the Agreement may be lower if surplus revenue sharing mechanisms are applied and/or the assumptions set out in the amendment to the Agreement. For further information, see Note 23 above.

Schedule of consolidated fiancial statements
Amounts
included in the
consolidated
financial statements
NIS

Expenses	28

Schedule of key management personnel compensation
	Year ended December 31
	2016	2017	2018
	NIS	NIS	NIS
Employee benefits	2	2	2